UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: July 1, 2008 - June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

Fund Name : Capital World Bond Fund, Inc.

Reporting Period: July 01, 2008 - June 30, 2009

BNP Paribas
Ticker	Security ID:	Meeting Date		Meeting Status
	ISIN XS0159590610	05/13/2009		Voted
Meeting Type	Country of Trade
MIX	France
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For	For
2	Approve Financial Statements and Statutory Reports	Mgmt	For	For	For
3	Approve Allocation of Income and Dividends of EUR 1.00 per Share	Mgmt	For	For	For
4	Approve Auditors' Special Report Regarding Related-Party Transactions	Mgmt	For	Against	Against
5	Authorize Repurchase of Up to 10 Percent of Issued Ordinary Share Capital	Mgmt	For	For	For
6	Reelect Claude Bebear as Director	Mgmt	For	For	For
7	Reelect Jean-Louis Beffa as Director	Mgmt	For	For	For
8	Reelect Denis Kessler as Director	Mgmt	For	For	For
9	Reelect Laurence Parisot as Director	Mgmt	For	For	For
10	Reelect Michel Pebereau as Director	Mgmt	For	For	For
11	Approve Contribution in Kind of 98,529,695 Fortis Banque Shares by Societe Federale de Participations et d'Investissement (SFPI)	Mgmt	For	For	For
12	Approve Contribution in Kind of 4,540,798 BGL SA Shares by Grand Duchy of Luxembourg	Mgmt	For	For	For
13	Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions	Mgmt	For	Against	Against
14	Amend Bylaws to Reflect Amendment to Terms and Conditions of Class B Shares	Mgmt	For	For	For
15	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For	For
16	Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.
(Registrant)

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 26, 2009